Acquisition and Disposition of Companies (Tables)	12 Months Ended
Dec. 31, 2018
Acquisition And Disposition Of Companies Table
Schedule of gain on sale
Consideration received from sale of Oro Silver:
Fair value of common shares of Endeavour	$6,571
Derivative liability assumed by Endeavour	200
		$6,771
Less:
Cost of disposition of Oro Silver:
Net assets of Oro Silver	1,873
Transaction costs	19
		(1,892)
Gain from disposition of subsidiary		$4,879

Schedule of net income from discontinued operations from sale
	December 31,
	2018	2017	2016

Amortization	$-	$-	$(2)
Foreign exchange gain	-	-	5
Legal	-	-	(3)
Office and sundry	-	-	(7)
Rent	-	-	(3)
Salaries and management	-	-	(13)
Property investigation	-	-	(5)
Gain from disposition of subsidiary	-	-	4,879
Loss from derivative liability	-	-	(25)
Net income from discontinued operations	$-	$-	$4,826

Reported cash flows from discontinued operations from the sale
	December 31,
	2018	2017	2016

Cash provided from (used by) discontinued operations:

Operations:
Net income (loss) from discontinued operations	$-	$-	$4,826
Items not involving cash:
Amortization	-	-	2
Foreign currency translation	-	-	(14)
Gain from disposition of subsidiary	-	-	(4,879)
Loss from derivative liability	-	-	25
	-	-	(40)
Changes in non-cash working capital items:
Receivables and prepaids	-	-	(8)
Accounts payable and accrued liabilities	-	-	(7)
Operating cash flow used by discontinued operations	$-	$-	$(55)

Investing:
Mineral property interests, net of recoveries	$-	$-	$(409)
Cash used by investing activities from discontinued operations	$-	$-	$(409)

Allocation of the purchase price to assets and liabilities
American Innovative Minerals, LLC

Assets:
Mineral property interests	$2,183

Total	$2,183

Cash	$2,000
Obligation for deferred royalty payments	183

Total consideration	$2,183